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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Vertical Group, L.P.
                 -------------------------------
   Address:      25 DeForest Avenue
                 -------------------------------
                 Summit, NJ  07901
                 -------------------------------

Form 13F File Number: 28-10845
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John E. Runnells
         -------------------------------
Title:   Partner
         -------------------------------
Phone:   (908) 277-3737
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ John E. Runnells          Summit, New Jersey     May 9, 2008
   -------------------------------    ------------------    -------------
             [Signature]                [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   17
                                        --------------------

Form 13F Information Table Value Total: $            114,373
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      None

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                          Form 13F INFORMATIONAL TABLE

      COLUMN 1         COLUMN 2        COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
   NAME OF ISSUER      TITLE OF CLASS    CUSIP      VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
                                                  (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED    NONE
Allscripts Healthcare        COM       01988P108     6,244    605,000  SH            SOLE       N/A       605,000
Alsius Corp.                 COM       465707107       603    409,480  SH            SOLE       N/A       409,480
Am. Med. Systems             COM       02744M108    14,257  1,004,754  SH            SOLE       N/A     1,004,754
Celgene Corporation          COM       151020104    23,290    380,000  SH            SOLE       N/A       380,000
Conceptus                    COM       206016107     7,225    389,300  SH            SOLE       N/A       389,300
Endocare Inc.                COM       29264P104     1,620    234,721  SH            SOLE       N/A       234,721
Endologix                    COM       29266S106     1,041    348,300  SH            SOLE       N/A       348,300
EV3 Inc.                     COM       26928A200    28,362  3,484,224  SH            SOLE       N/A     3,484,224
Johnson & Johnson            COM       478160104     6,318     97,388  SH            SOLE       N/A        97,388
Lifecell                     COM       531927101     8,040    191,300  SH            SOLE       N/A       191,300
Masimo                       COM       574795100     9,933    382,057  SH            SOLE       N/A       382,057
McKesson                     COM       58155Q103     1,805     34,474  SH            SOLE       N/A        34,474
Metabolix, Inc.              COM       591018809       370     33,753  SH            SOLE       N/A        33,753
Nortel Networks              COM       656568102        40      5,999  SH            SOLE       N/A         5,999
Orthologic                   COM       68750J107        17     20,000  SH            SOLE       N/A        20,000
Westell Technologies         CLA       957541105        15     10,000  SH            SOLE       N/A        10,000
Zix Corp.                    COM       98974P100     5,193  1,341,810  SH            SOLE       N/A     1,341,810